Summary of significant accounting policies (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment lease item	Dec. 31, 2016 CNY (¥) segment lease item	Dec. 31, 2015 CNY (¥) segment lease	Dec. 31, 2014 CNY (¥) segment lease	Dec. 31, 2016 CNY (¥)
Revenue
Online direct sales	$ 34,236,207	¥ 237,701,986,000	¥ 167,720,984,000	¥ 108,549,258,000
Customer incentives and loyalty programs
Types of discounted coupons | item	2	2
Fulfillment
Shipping cost		¥ 11,389,845,000	7,236,163,000	4,077,586,000
Marketing
Advertising costs		¥ 8,106,188,000	¥ 5,721,216,000	¥ 2,780,642,000
Lease
Number of capital leases | lease	0	0	0	0
Segment reporting
Number of reportable segments | segment	2	2	1	1
Statutory reserves
Appropriations of statutory reserves		¥ 77,378,000	¥ 40,551,000	¥ 12,361,000
Appropriations to other reserve funds		¥ 0	0	0
Recent accounting pronouncements
Deferred Tax Liabilities, Net, Noncurrent	$ 130,686		1,228,000		¥ 907,356,000
ASU 2015-17 | Early adoption
Recent accounting pronouncements
Current deferred tax liabilities			1,228,000
Deferred Tax Liabilities, Net, Noncurrent			1,228,000
PRC | General reserve fund | Foreign invested enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Statutory reserves
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%	50.00%
Electronics and home appliance products
Revenue
Online direct sales		¥ 179,636,669,000	134,346,243,000	90,890,026,000
General merchandise products
Revenue
Online direct sales		¥ 58,065,317,000	¥ 33,374,741,000	¥ 17,659,232,000